Condensed Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2015	Nov. 30, 2014	Nov. 30, 2015	Nov. 30, 2014	Feb. 28, 2015	Feb. 28, 2014
Condensed Statements Of Operations
Revenue
Cost of revenues
Gross profit
Operating Expenses:
Amortization & depreciation
General and administrative	$ 75,104	$ 49,921	$ 182,214	$ 160,308	$ 214,460	$ 336,249
Write off of deferred financing costs					30,000
Total operating expenses	75,104	49,921	182,214	160,308	244,460	$ 336,249
Income (loss) from operations	$ (75,104)	$ (49,921)	$ (182,214)	(160,308)	(244,460)	$ (336,249)
Other income (expense)
Interest income				2	12
Other income (expense) net				2	12
Income (loss) from continuing operations before provision for income taxes	$ (75,104)	$ (49,921)	$ (182,214)	$ (160,306)	$ (244,448)	$ (336,249)
Provision for income tax:
Net income (loss)	$ (75,104)	$ (49,921)	$ (182,214)	$ (160,306)	$ (244,448)	$ (336,249)
Net income (loss) per share:
(Basic and fully diluted) Total operations	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.03)	$ (0.04)
Weighted average number of common shares outstanding	8,558,655	8,500,000	8,558,655	8,500,000	8,500,000	7,538,356